Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 20, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Granting Policy and Timing
The Board and Compensation Committee generally grant equity awards to our NEOs at the first Compensation Committee meeting of the fiscal year. The Committee does not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information and, in any event, does not time the release of material non-public
information in coordination with grants of equity awards for the purpose of affecting the value of executive compensation. Accordingly, as a practice, our management team makes a good faith effort to advise the Board and Compensation Committee whenever it is aware that material nonpublic information is planned to be released to the public in close proximity to the grant of equity awards.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing market
price of the securities underlying the
award between the trading day ending
immediately prior to the disclosure of
material nonpublic information and the
trading day beginning immediately
following the disclosure of material
nonpublic information

Dustin Olson	2/20/2025	81,325	$10.58	$674,998	-3.9%

Jaime Vasquez	2/20/2025	19,201	$10.58	$159,368	-3.9%

Brad Kalter	2/20/2025	16,897	$10.58	$140,245	-3.9%

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Committee does not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information and, in any event, does not time the release of material non-public
information in coordination with grants of equity awards for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Dustin Olson [Member]
Awards Close in Time to MNPI Disclosures
Name		Dustin Olson
Underlying Securities | shares		81,325
Exercise Price | $ / shares		$ 10.58
Fair Value as of Grant Date | $		$ 674,998
Underlying Security Market Price Change		(3.9)
Jaime Vasquez [Member]
Awards Close in Time to MNPI Disclosures
Name		Jaime Vasquez
Underlying Securities | shares		19,201
Exercise Price | $ / shares		$ 10.58
Fair Value as of Grant Date | $		$ 159,368
Underlying Security Market Price Change		(3.9)
Brad Kalter [Member]
Awards Close in Time to MNPI Disclosures
Name		Brad Kalter
Underlying Securities | shares		16,897
Exercise Price | $ / shares		$ 10.58
Fair Value as of Grant Date | $		$ 140,245
Underlying Security Market Price Change		(3.9)